June 30, 1997



Dear PGA Professional:

Congratulations on opening your PGA Retirement Annuity account. We are pleased to present this semi-annual report on behalf of Providian Life and Health Insurance Company. This report provides a detailed look at the composition and performance of the investment portfolios in your annuity since inception, May 9, 1997.



We hope you find this information useful. Providian Life and Health is committed to helping PGA Professionals invest for a successful retirement and we look forward to serving you for many years to come.



Sincerely,

/s/ Sarah J. Strange                /s/ Jesse Holshouser          /s/ Thomas J. Hartlage

Sarah Strange                      Jesse Holshouser              Thomas J. Hartlage
Vice President                     Chief Financial Officer       Trustee and Chief Executive Officer
Providian Securities Corp.         PGA of America                Providian Series Trust





PROVIDIAN LIFE AND HEALTH LNSURANCE COMPANY PROVIDES THE VARIABLE ANNUITY. SECURITIES ARE OFFERED THROUGH PROVIDIAN SECURITIES CORPORATION, 400 WEST MARKET STREET, LOUISVILLE, KY 40202. BOTH ARE SUBSIDIARIES OF PROVIDIAN CORPORATION.



THE PGA OF AMERICA IS NOT A REGISTERED BROKER/DEALER.

                                PROVIDIAN SERIES TRUST
                            CAPITAL PRESERVATION PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1997 (UNAUDITED)

SECURITY DESCRIPTION                                      SHARES        VALUE
--------------------                                      ------        -----
INVESTMENT COMPANIES 100.0%
    Providian Series Trust
         Money Market Fund . . . . . . . . . . . . . .       1,754  $     1,754
    Providian Series Trust
         Fixed Income Fund . . . . . . . . . . . . . .         173        1,751
                                                                    -----------

    TOTAL INVESTMENT COMPANIES
    - (Cost $3,508)                                                       3,505
                                                                    -----------

    TOTAL INVESTMENTS - (Cost $3,508) - 100.0%                            3,505
    OTHER ASSETS LESS LIABILITIES - 0.0%                                      1
                                                                    -----------
    NET ASSETS -  100.0%                                            $     3,506
                                                                    -----------
                                                                    -----------



    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.



                                PROVIDIAN SERIES TRUST
                             GROWTH AND INCOME PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1997 (UNAUDITED)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                       ------      -----
INVESTMENT COMPANIES 100.0%
    Providian Series Trust
         Money Market Fund . . . . . . . . . . . . . .       2,634   $    2,634
    Providian Series Trust
         High Quality Stock Fund . . . . . . . . . . .       1,023       10,669
    Providian Series Trust
         Fixed Income Fund . . . . . . . . . . . . . .       1,041       10,534
    Providian Series Trust
         International Active Fund . . . . . . . . . .         257        2,677
                                                                    -----------
    TOTAL INVESTMENT COMPANIES
    - (Cost $26,274)                                                     26,514
                                                                    -----------


    TOTAL INVESTMENTS - (Cost $26,274) - 100.0%                          26,514
    OTHER ASSETS LESS LIABILITIES - 0.0%                                      0
                                                                    -----------
    NET ASSETS -  100.0% . . . . . . . . . . . . . . .              $    26,514
                                                                    -----------
                                                                    -----------



    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.




                                          2
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PROVIDIAN SERIES TRUST
                               CAPITAL GROWTH PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1997 (UNAUDITED)

SECURITY DESCRIPTION                                        SHARES      VALUE
--------------------                                        ------      -----
INVESTMENT COMPANIES 100.0%
    Providian Series Trust
         High Quality Stock Fund . . . . . . . . . . .         763  $     7,957
    Providian Series Trust
         Fixed Income Fund . . . . . . . . . . . . . .         323        3,268
    Providian Series Trust
         International Active Fund . . . . . . . . . .         190        1,980
                                                                    -----------

    TOTAL INVESTMENT COMPANIES
    - (Cost $13,005)                                                     13,205
                                                                    -----------


TOTAL INVESTMENTS - (Cost $13,005) - 100.0%                              13,205
OTHER ASSETS LESS LIABILITIES - 0.0%                                          6
                                                                    -----------
NET ASSETS -  100.0%                                                $    13,211
                                                                    -----------
                                                                    -----------



    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.



                                PROVIDIAN SERIES TRUST
                            MAXIMUM APPRECIATION PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1997 (UNAUDITED)

SECURITY DESCRIPTION                                        SHARES      VALUE
--------------------                                        ------      -----
INVESTMENT COMPANIES 100.0%
    Providian Series Trust
         High Quality Stock Fund . . . . . . . . . . .       1,235  $    12,882
    Providian Series Trust
         International Active Fund . . . . . . . . . .         309        3,220
                                                                    -----------

    TOTAL INVESTMENT COMPANIES
    -(Cost $15,815)                                                      16,102
                                                                    -----------


    TOTAL INVESTMENTS - (Cost $15,815) - 100.0%                          16,102
    OTHER ASSETS LESS LIABILITIES - 0.0%                                      0
                                                                    -----------
    NET ASSETS -  100.0%                                            $    16,102
                                                                    -----------
                                                                    -----------



    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.



                                          3
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PROVIDIAN SERIES TRUST
                               HIGH QUALITY STOCK FUND
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1997 (UNAUDITED)


SECURITY DESCRIPTION                                        SHARES        VALUE
--------------------                                        ------        -----
COMMON STOCK AND OTHER
EQUITY INTERESTS- 90.9%
    AEROSPACE - 1.4%
         Allied Signal  Incorporated . . . . . . . . .         500   $   42,000
         Boeing Company. . . . . . . . . . . . . . . .       1,300       68,981
         OEA Incorporated. . . . . . . . . . . . . . .       1,000       39,500
                                                                    -----------
                                                                        150,481
                                                                    -----------

    APPAREL & TEXTILES - 1.7%
         G & K Services Incorporated . . . . . . . . .       1,200       44,700
         Guilford Mills Incorporated.. . . . . . . . .       2,200       45,788
         Nautica Enterprises Incorporated (a). . . . .       1,800       47,587
         Unifi Incorporated. . . . . . . . . . . . . .       1,100       41,112
                                                                    -----------
                                                                        179,187
                                                                    -----------

    AUTO PARTS - 2.0%
         Clarcor Incorporated (a). . . . . . . . . . .       1,700       42,075
         Eaton Corporation.. . . . . . . . . . . . . .       1,100       96,044
         Modine Manufacturing Company. . . . . . . . .       1,100       32,725
         Superior Industries International
         Incorporated (a). . . . . . . . . . . . . . .       1,300       34,450
                                                                    -----------
                                                                        205,294
                                                                    -----------

    AUTOMOBILES - 0.3%
         Federal Signal Corporation (a). . . . . . . .       1,300       32,663
                                                                    -----------

    BANKS - 6.6%
         Banc One Corporation. . . . . . . . . . . . .       2,200      106,562
         BancorpSouth Incorporated . . . . . . . . . .       1,400       40,600
         CCB Financial Corporation . . . . . . . . . .         600       43,875
         Citizens Banking Corporation. . . . . . . . .       1,300       44,525
         CoreStates Financial Corporation. . . . . . .       1,800       96,750
         Deposit Guaranty Corporation. . . . . . . . .       1,300       40,950
         First Commercial Corporation. . . . . . . . .       1,000       41,125
         First Virginia Banks Incorporated . . . . . .         600       36,187
         Firstbank of Illinois Company . . . . . . . .       1,100       43,038
         Old Kent Financial Corporation (a). . . . . .         630       34,020
         Union Planters Corporation. . . . . . . . . .         700       36,312
         Wachovia Corporation. . . . . . . . . . . . .       1,500       87,468
         Wilmington Trust Corporation. . . . . . . . .         800       36,600
                                                                    -----------
                                                                        688,012
                                                                    -----------

    BROADCASTING - 0.4%
         TCA Cable TV Incorporated . . . . . . . . . .       1,200       45,150
                                                                    -----------
    BUILDING CONSTRUCTION - 0.8%
         Harsco Corporation (a). . . . . . . . . . . .         900       36,450
         Lawson Products Incorporated (a). . . . . . .       1,700       45,900
                                                                    -----------
                                                                         82,350
                                                                    -----------

    BUSINESS SERVICES - 4.8%
         ABM Industries Incorporated (a) . . . . . . .       2,100       40,556
         Automatic Data Processing Incorporated. . . .       2,100       98,700
         Banta Corporation (a) . . . . . . . . . . . .       1,500       40,687
         Fair Issac & Company Incorporated . . . . . .         900       40,106
         Interpublic Group of  Companies
         Incorporated. . . . . . . . . . . . . . . . .       1,600       98,100
         Kronos Incorporated . . . . . . . . . . . . .       1,600       44,000
         Logicon Incorporated. . . . . . . . . . . . .         800       42,400
         Olsten Corporation. . . . . . . . . . . . . .       1,700       33,043
         Rollins Incorporated. . . . . . . . . . . . .       1,700       34,212
         Sun Guard Data Systems Incorporated (a) . . .         700       32,550
                                                                    -----------
                                                                        504,354
                                                                    -----------

    CHEMICALS - 1.8%
         E.I du Pont de Nemours & Company. . . . . . .       1,100       69,162
         Fuller H.B. Company . . . . . . . . . . . . .         800       44,000
         MacDermid Incorporated. . . . . . . . . . . .         900       41,288
         Nalco Chemical Company (a). . . . . . . . . .         900       34,763
                                                                    -----------
                                                                        189,213
                                                                    -----------

    COMMUNICATIONS SERVICES - 0.5%
         True North Communications
         Incorporated. . . . . . . . . . . . . . . . .       2,100       51,975
                                                                    -----------

    COMPUTERS & BUSINESS EQUIPMENT - 2.6%
         American Management Systems
         Incorporated (a). . . . . . . . . . . . . . .       1,300       34,775
         Cabletron Systems Incorporated (a). . . . . .       3,300       93,431
         General Binding Corporation . . . . . . . . .       1,400       39,900
         Hewlett-Packard Company . . . . . . . . . . .       1,900      106,400
                                                                    -----------
                                                                        274,506
                                                                    -----------

    CONGLOMERATES - 1.0%
         Textron Incorporated. . . . . . . . . . . . .       1,600      106,200
                                                                    -----------

    CONSTRUCTION & MINING EQUIPMENT - 0.3%
         Foster Wheeler Corporation. . . . . . . . . .         900       36,450
                                                                    -----------

    CONSTRUCTION MATERIALS - 0.3%
         Vulcan Materials Company. . . . . . . . . . .         400       31,400
                                                                    -----------

    CONTAINERS & GLASS - 0.7%
         Bemis Company Incorporated. . . . . . . . . .         800       34,600
         Mark IV Industries Incorporated . . . . . . .       1,500       36,000
                                                                    -----------
                                                                         70,600
                                                                    -----------

    COSMETICS & TOILETRIES - 0.4%
         Block Drug Company Incorporated.. . . . . . .         900       39,375
                                                                    -----------

    DRUGS & HEALTH CARE - 7.8%
         Abbott Laboratories (a) . . . . . . . . . . .       1,500      100,125
         Bard C. R. Incorporated . . . . . . . . . . .       1,000       36,313
         Biomet Incorporated . . . . . . . . . . . . .       1,900       35,387
         Diagnostic Products Corporation . . . . . . .       1,300       41,031
         Invacare Corporation. . . . . . . . . . . . .       1,600       37,400
         Johnson & Johnson . . . . . . . . . . . . . .       1,500       96,563
         Life Technologies Incorporated. . . . . . . .       1,500       41,625
         Manor Care Incorporated . . . . . . . . . . .       1,100       35,888
         Mylan Laboratories  Incorporated. . . . . . .       2,100       30,975
         Patterson Dental Company (a). . . . . . . . .       1,200       41,175
         Pfizer Incorporated (a) . . . . . . . . . . .         300       35,850
         Rotech Medical Corporation (a). . . . . . . .       2,700       54,168
         Schering Plough Corporation (a) . . . . . . .       1,600       76,600
         Thermedics Incorporated (a) . . . . . . . . .       2,500       39,218
         Warner-Lambert Company (a). . . . . . . . . .         900      111,825
                                                                    -----------
                                                                        814,143
                                                                    -----------

    ELECTRONICS - 3.6%
         Avnet Incorporated. . . . . . . . . . . . . .         500       28,750
         Dionex Corporation. . . . . . . . . . . . . .         800       41,000
         Harris Corporation. . . . . . . . . . . . . .         400       33,600
         Intel Corporation (a) . . . . . . . . . . . .         700       99,269
         Linear Technology Corporation . . . . . . . .         600       31,050
         Teleflex Incorporated . . . . . . . . . . . .       1,200       37,500


                                          4
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PROVIDIAN SERIES TRUST
                               HIGH QUALITY STOCK FUND
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1997 (UNAUDITED)

SECURITY DESCRIPTION                                        SHARES        VALUE
--------------------                                        ------        -----
COMMON STOCK AND OTHER
EQUITY INTERESTS (CONTINUED)
    ELECTRONICS - (CONTINUED)
         Thomas & Betts Corporation. . . . . . . . . .         600   $   31,538
         Varian Associates Incorporated. . . . . . . .         600       32,550
         Wyle Electronics. . . . . . . . . . . . . . .       1,100       43,450
                                                                    -----------
                                                                        378,707
                                                                    -----------

    ELECTRICAL EQUIPMENT - 3.5%
         Baldor Electric Company . . . . . . . . . . .       1,400       41,387
         Cohu Incorporated . . . . . . . . . . . . . .       1,500       46,875
         Dentsply International Incorporated . . . . .         600       29,400
         General Electric Company (a). . . . . . . . .       1,500       98,063
         Hubbell Incorporated. . . . . . . . . . . . .         800       35,200
         MTS Systems Corporation . . . . . . . . . . .       1,800       54,900
         National Service Industries . . . . . . . . .         800       38,950
         Park Electrochemical Corporation. . . . . . .         900       23,681
                                                                    -----------
                                                                        368,456
                                                                    -----------

    ELECTRIC UTILITIES - 2.4%
         Central & South West Corporation. . . . . . .       4,900      104,125
         Duke Energy Corporation . . . . . . . . . . .       2,200      105,463
         UtiliCorp United Incorporated . . . . . . . .       1,300       37,863
                                                                    -----------
                                                                        247,451
                                                                    -----------

    FINANCIAL SERVICES - 1.5%
         Legg Mason Incorporated . . . . . . . . . . .         800       43,050
         Merrill Lynch & Company . . . . . . . . . . .         600       35,775
         ReliaStar Financial Corporation (a) . . . . .         500       36,563
         United States Trust Corporation (a) . . . . .         900       42,413
                                                                    -----------
                                                                        157,801
                                                                    -----------

    FOOD & BEVERAGES - 2.4%
         CPC International Incorporated. . . . . . . .       1,200      110,775
         Dean Foods Company. . . . . . . . . . . . . .         900       36,338
         Hormel Foods Corporation (a). . . . . . . . .       1,300       34,938
         PepsiCo Incorporated. . . . . . . . . . . . .       1,900       71,369
                                                                    -----------
                                                                        253,420
                                                                    -----------

    GAS EXPLORATION - 0.4%
         Energen Corporation . . . . . . . . . . . . .       1,200       40,425
                                                                    -----------

    GAS & PIPELINE UTILITIES - 3.9%
         American Water Works Incorporated . . . . . .       1,600       34,200
         Coastal Corporation . . . . . . . . . . . . .       2,000      106,375
         Eastern Enterprises . . . . . . . . . . . . .       1,200       41,625
         Equitable Resources Incorporated. . . . . . .       1,200       34,050
         National Fuel Gas Company . . . . . . . . . .         800       33,550
         Northwest Natural Gas Company (a) . . . . . .       1,600       41,900
         Piedmont Natural Gas Company
         Incorporated. . . . . . . . . . . . . . . . .       1,600       41,100
         Questar Corporation . . . . . . . . . . . . .         800       32,300
         Southwestern Energy Company (a) . . . . . . .       3,200       41,600
                                                                    -----------
                                                                        406,700
                                                                    -----------

    HOME BUILDERS - 0.3%
         Lennar Corporation (a). . . . . . . . . . . .       1,100       35,131
                                                                    -----------

    HOUSEHOLD APPLIANCES - 1.8%
         Interface Incorporated. . . . . . . . . . . .       1,700       37,613
         La- Z- Boy Incorporated . . . . . . . . . . .       1,200       43,200
         Newell Company. . . . . . . . . . . . . . . .       2,600      103,025
                                                                    -----------
                                                                        183,838
                                                                    -----------

    HOUSEHOLD PRODUCTS - 2.2%
         Clorox Company. . . . . . . . . . . . . . . .         700       92,400
         Colgate-Palmolive Company . . . . . . . . . .       1,500       97,875
         Proctor & Gamble Company (a). . . . . . . . .         300       42,375
                                                                    -----------
                                                                        232,650
                                                                    -----------

    HOTELS & RESTAURANTS - 0.3%
         Cracker Barrel Old Country Store
         Incorporated. . . . . . . . . . . . . . . . .       1,200       31,800
                                                                    -----------

    INVESTMENT ADVISORY FIRMS - 1.8%
         A.G. Edwards Incorporated . . . . . . . . . .         900       38,475
         Eaton Vance Corporation . . . . . . . . . . .       1,500       41,719
         T. Price Rowe & Associates Incorporated . . .         700       36,138
         Quick & Reilly Group Incorporated (a) . . . .       1,800       41,850
         United Asset Management Corporation . . . . .       1,200       33,975
                                                                    -----------
                                                                        192,157
                                                                    -----------

    INDUSTRIAL MACHINERY - 2.4%
         Camco International Incorporated. . . . . . .         910       49,823
         Crane Company . . . . . . . . . . . . . . . .         800       33,450
         Graco Incorporated. . . . . . . . . . . . . .       1,400       42,175
         Tennant Company . . . . . . . . . . . . . . .       1,400       46,550
         Tyco International Limited. . . . . . . . . .         500       34,781
         X-Rite Incorporated (a) . . . . . . . . . . .       2,500       47,500
                                                                    -----------
                                                                        254,279
                                                                    -----------

    INSURANCE - 8.0%
         American Bankers Insurance
         Group Incorporated. . . . . . . . . . . . . .         800       50,600
         American Heritage Life Investment
         Corporation (a) . . . . . . . . . . . . . . .       1,500       49,500
         American International Group
         Incorporated (a). . . . . . . . . . . . . . .         700      104,563
         Chubb Corporation . . . . . . . . . . . . . .       1,500      100,313
         Equifax Incorporated. . . . . . . . . . . . .       3,100      115,281
         Equitable of Iowa Companies . . . . . . . . .         600       33,600
         Fremont General Corporation . . . . . . . . .         900       36,225
         Frontier Insurance Group Incorporated . . . .         700       45,325
         General Re Corporation. . . . . . . . . . . .         500       91,000
         Liberty Corporation . . . . . . . . . . . . .       1,000       40,750
         NAC Re Corporation. . . . . . . . . . . . . .         900       43,538
         Orion Capital Corporation . . . . . . . . . .         600       44,250
         Protective Life Corporation . . . . . . . . .         700       35,175
         W.R. Berkley Corporation. . . . . . . . . . .         700       41,213
                                                                    -----------
                                                                        831,333
                                                                    -----------

    INTERNATIONAL OIL - 2.0%
         Exxon Corporation . . . . . . . . . . . . . .       1,600       98,400
         Mobil Corporation . . . . . . . . . . . . . .       1,400       97,825
                                                                    -----------
                                                                        196,225
                                                                    -----------

    NEWSPAPERS -1.3%
         Lee Enterprises Incorporated. . . . . . . . .       1,300       34,288
         Tribune Company . . . . . . . . . . . . . . .       2,100      100,931
                                                                    -----------
                                                                        135,219
                                                                    -----------

    NON-FERROUS METALS - 0.4%
         Commercial Metals Company (a) . . . . . . . .       1,300       41,925
                                                                    -----------

    OFFICE FURNISHINGS & SUPPLIES - 0.4%
         American Business Products
         Incorporated. . . . . . . . . . . . . . . . .       1,800       40,950
                                                                    -----------


                                          5
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PROVIDIAN SERIES TRUST
                               HIGH QUALITY STOCK FUND
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1997 (UNAUDITED)

SECURITY DESCRIPTION                                        SHARES        VALUE
--------------------                                        ------        -----
COMMON STOCK AND OTHER
EQUITY INTERESTS (CONTINUED)
    PAPER - 2.0%
         Lydall Incorporated (a) . . . . . . . . . . .       1,800    $  38,025
         Pentair Incorporated. . . . . . . . . . . . .       1,000       32,875
         Sonoco Products Company . . . . . . . . . . .       3,400      103,488
         Wausau Paper Mills Company. . . . . . . . . .       2,100       39,638
                                                                    -----------
                                                                        214,026
                                                                    -----------

    PETROLEUM SERVICES - 1.4%
         Dresser Industries Incorporated . . . . . . .       2,900      108,025
         MAPCO Incorporated. . . . . . . . . . . . . .       1,100       34,650
                                                                    -----------
                                                                        142,675
                                                                    -----------

    PUBLISHING - 0.9%
         Houghton Mifflin Company (a). . . . . . . . .         700       46,725
         Pulitzer Publishing Company (a) . . . . . . .         800       42,400
                                                                    -----------
                                                                         89,125
                                                                    -----------

    RAILROADS & EQUIPMENT - 1.3%
         GATX Corporation. . . . . . . . . . . . . . .         600       34,650
         Norfolk Southern Corporation. . . . . . . . .       1,000      100,750
                                                                    -----------
                                                                        135,400
                                                                    -----------

    RETAIL GROCERY - 0.8%
         Casey's General Stores Incorporated (a) . . .       2,200       47,368
         Quality Foods Centers Incorporated (a). . . .       1,000       38,000
                                                                    -----------
                                                                         85,368
                                                                    -----------

    RETAIL TRADE - 3.1%
         Arbor Drugs Incorporated. . . . . . . . . . .       2,000       40,250
         Dollar General Corporation. . . . . . . . . .       1,000       37,500
         Home Depot Incorporated . . . . . . . . . . .       1,500      103,406
         Pep Boys-Manny Moe & Jack (a) . . . . . . . .       1,100       37,468
         Wal-Mart Stores Incorporated. . . . . . . . .       3,200      108,200
                                                                    -----------
                                                                        326,824
                                                                    -----------

    SAVINGS AND LOAN - 0.4%
         First Financial Corporation . . . . . . . . .       1,500       44,062
                                                                    -----------

    SOFTWARE - 0.6%
         Autodesk Incorporated . . . . . . . . . . . .         900       34,481
         Computer Associates International
         Incorporated. . . . . . . . . . . . . . . . .         600       33,412
                                                                    -----------
                                                                         67,893
                                                                    -----------

    STEEL - 1.6%
         Carpenter Technology Corporation. . . . . . .         900       41,175
         Nucor Corporation . . . . . . . . . . . . . .       1,700       96,050
         Worthington Industries Incorporated . . . . .       1,800       32,963
                                                                    -----------
                                                                        170,188
                                                                    -----------

    TELEPHONE - 3.7%
         Aliant Communications Incorporated. . . . . .       2,500       48,750
         Alltel Corporation. . . . . . . . . . . . . .       3,100      103,656
         Century Telephone Enterprises
         Incorporated. . . . . . . . . . . . . . . . .       1,100       37,056
         Frontier Corporation. . . . . . . . . . . . .       5,100      101,681
         Southern New England Telecom
         Corporation . . . . . . . . . . . . . . . . .       2,400       93,300
                                                                    -----------
                                                                        384,443
                                                                    -----------

    TIRES & RUBBER - 1.2%
         Carlise Companies Incorporated. . . . . . . .       1,200       41,850
         Lancaster Colony Corporation. . . . . . . . .         800       38,700
         Myers Industries Incorporated . . . . . . . .       2,300       38,812
                                                                    -----------
                                                                        119,362
                                                                    -----------

    TOBACCO - 1.0%
         Philip Morris Companies Incorporated. . . . .       2,300      102,062
                                                                    -----------

    TRUCKING & FREIGHT FORWARDING - 0.9%
         Air Express International Corporation . . . .       1,200       47,700
         Rollins Truck Leasing Corporation . . . . . .       2,900       43,138
                                                                    -----------
                                                                         90,838

         TOTAL COMMON STOCK
         (Cost $9,109,706)                                            9,502,086
                                                                    -----------


                                                         PRINCIPAL
                                                           AMOUNT
                                                           ------
SHORT TERM INVESTMENTS - 9.1%
    INVESTMENT COMPANY - 4.3%
         SSgA U.S. Government
         Money Market Fund,
            5.130% * . . . . . . . . . . . . . . . . .  $  450,000      450,000
                                                                    -----------

    REPURCHASE AGREEMENT - 4.8%
         Agreement with State Street Bank and Trust
         Company, dated 6/30/1997, bearing
         4.25%, to be repurchased at $503,203 on
         7/01/1997 (secured by $510,000 par value
         U.S. Treasury Notes, 6.125%, due
         5/15/1998, with a value of $515,100 )             503,143      503,143
                                                                    -----------


         TOTAL SHORT TERM INVESTMENTS
          (Cost $953,143)                                               953,143
                                                                    -----------

         TOTAL INVESTMENTS - (Cost $10,062,849) - 100.0%             10,455,229
         OTHER ASSETS LESS LIABILITIES - 0.0%                             2,160
                                                                    -----------

         NET ASSETS -  100.0%                                       $10,457,389
                                                                    -----------
                                                                    -----------

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

    (a)  Non-income producing securities.

     *   The rate shown reflects the yield in effect on June 30, 1997.


                                          6
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PROVIDIAN SERIES TRUST
                                  FIXED INCOME FUND
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1997 (UNAUDITED)

                                                           PRINCIPAL
SECURITY DESCRIPTION                                        AMOUNT       VALUE
--------------------                                        ------       -----

U.S. GOVERNMENT AND AGENCY
SECURITIES - 73.3%
    GOVERNMENT AGENCY - 28.9%
         Federal Home Loan Mortgage Corporation
            5.950%, 01/19/06 . . . . . . . . . . . . .  $  750,000   $  709,920
         Federal National Mortgage Association
            6.375%, 01/16/02 . . . . . . . . . . . . .     500,000      497,655
            5.875%, 02/02/06 . . . . . . . . . . . . .     275,000      259,102
                                                                    -----------
                                                                      1,466,677
                                                                    -----------


    U.S. GOVERNMENT - 44.4%
         U.S. Treasury Note
            6.250%, 05/31/99 . . . . . . . . . . . . .   1,000,000    1,002,810
            6.500%, 08/15/05 . . . . . . . . . . . . .   1,250,000    1,246,488
                                                                    -----------
                                                                      2,249,298
                                                                    -----------


    TOTAL U.S.GOVERNMENT  AND
    AGENCY SECURITIES
    - (Cost $3,704,912)                                               3,715,975
                                                                    -----------

SHORT TERM INVESTMENTS - 25.3%
    INVESTMENT COMPANY - 4.4%
         SSgA U.S. Government
         Money Market Fund,
            5.130% * . . . . . . . . . . . . . . . . .     225,000      225,000
                                                                    -----------

    REPURCHASE AGREEMENT - 1.8%
         Agreement with State Street Bank and Trust
         Company, dated 6/30/1997, bearing
         4.250%, to be repurchased at $92,652 on
         7/01/1997 (secured by $95,000
         par value U.S. Treasury Notes, 6.125%, due
         5/15/1998, with a value of $95,950 )               92,642       92,642
                                                                    -----------

    GOVERNMENT AGENCY - 19.1%
         Federal Farm Credit Bank Discount Note
            6.390%, 09/19/97 . . . . . . . . . . . . .     500,000      494,011
         Federal Home Loan Bank Discount Note
            6.080%, 5/29/98. . . . . . . . . . . . . .     500,000      474,915
                                                                    -----------
                                                                        968,926
                                                                    -----------

         TOTAL SHORT TERM INVESTMENTS
         - (Cost $1,286,568) . . . . . . . . . . . . .                1,286,568
                                                                    -----------

         TOTAL INVESTMENTS - (Cost $4,991,480) - 98.6%                5,002,543
         OTHER ASSETS LESS LIABILITIES - 1.4%                            72,216
                                                                    -----------
         NET ASSETS -  100.0%                                       $ 5,074,759
                                                                    -----------
                                                                    -----------



    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

    *  The rate shown reflects the yield in effect on June 30, 1997.



                             PROVIDIAN SERIES TRUST
                           INTERNATIONAL ACTIVE FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1997 (UNADUITED)

SECURITY DESCRIPTION                                        SHARES        VALUE
--------------------                                        ------        -----
COMMON STOCK AND OTHER
EQUITY INTERESTS -97.1%
    AUSTRALIA - 1.0%
         Amcor Limited . . . . . . . . . . . . . . . .       1,485     $  9,863
         Broken Hill Proprietary Company Limited . . .       1,213       17,840
         Comalco Limited . . . . . . . . . . . . . . .       1,946       10,501
         Leighton Holdings Limited . . . . . . . . . .       1,117        5,438
         News Corporation Limited. . . . . . . . . . .       2,340       11,214
         Pasminco Limited. . . . . . . . . . . . . . .       8,806       17,878
         QNI Limited . . . . . . . . . . . . . . . . .       2,569        4,634
         TABCORP Holdings Limited. . . . . . . . . . .       1,044        5,673
         Westpac Banking Corporation Limited . . . . .       3,463       20,831
                                                                    -----------
                                                                        103,872
                                                                    -----------


    BELGIUM - 3.0%
         Webs Index Fund Incorporated. . . . . . . . .      18,075      316,313
                                                                    -----------

    BRAZIL - 1.5%
         Aracruz Celulose SA ADR . . . . . . . . . . .       1,863       37,959
         Electricas Centrais Electricas Brasileiras
         Sponsored ADR . . . . . . . . . . . . . . . .         934       28,370
         Companhia Siderurgica Nacional
         Sponsored ADR . . . . . . . . . . . . . . . .       1,068       34,844
         Companhia Vale do Rio Doce ADR. . . . . . . .         911       20,839
         TELEBRAS Sponsored ADR. . . . . . . . . . . .         241       36,575
                                                                    -----------
                                                                        158,587
                                                                    -----------

    CHILE - 1.5%
         Banco Santander Chile ADR . . . . . . . . . .       1,020       15,061
         Chilgener SA Sponsored ADR. . . . . . . . . .         517       14,476
         Compania Cervecerias Unidas SA
         Sponsored ADR . . . . . . . . . . . . . . . .         339        7,437
         Compania de Telecom De Chile
         Sponsored ADR . . . . . . . . . . . . . . . .       1,015       33,495
         Empresa Nacional Electricidad
         Sponsored ADR . . . . . . . . . . . . . . . .       1,169       26,376
         Enersis Sponsored ADR . . . . . . . . . . . .         945       33,607
         Madeco SA Sponsored ADR . . . . . . . . . . .         273        6,689
         Maderas Y Sinteticos Sponsored ADR. . . . . .         432        7,182
         Quimica Y Minera Chile SA
         Sponsored ADR . . . . . . . . . . . . . . . .         190       12,564
                                                                    -----------
                                                                        156,887
                                                                    -----------

    FINLAND - 2.5%
         Hartwall Ab Oy. . . . . . . . . . . . . . . .         379       21,947
         Metsa Serla Oy. . . . . . . . . . . . . . . .       1,781       14,517
         Neste Oy. . . . . . . . . . . . . . . . . . .         606       16,115
         Nokia Ab Oy . . . . . . . . . . . . . . . . .       1,030       76,998
         Okobank Osuuspankk. . . . . . . . . . . . . .       1,252       16,888
         Rautaruukki Oy. . . . . . . . . . . . . . . .       1,573       16,520
         Stockmann Ab Oy . . . . . . . . . . . . . . .         233       12,392
         UPM Kymmene Corporation Oy. . . . . . . . . .         836       19,332
         Valmet Corporation. . . . . . . . . . . . . .       1,023       17,705
         Werner Soderstrom Osakeyhtio. . . . . . . . .       1,002       34,756
         YIT-Yhtymaoy Oy . . . . . . . . . . . . . . .       1,399       18,467
                                                                    -----------
                                                                        265,637
                                                                    -----------
    FRANCE - 9.4%
         Alcatel Alsthom . . . . . . . . . . . . . . .         632       79,165
         AXA UAP . . . . . . . . . . . . . . . . . . .         685       42,610
         Banque Nationale de Paris . . . . . . . . . .       1,460       60,182
         BIC SA. . . . . . . . . . . . . . . . . . . .         399       65,258
         Carrefour SA. . . . . . . . . . . . . . . . .         126       91,527
         Compagnie Generale des Eaux . . . . . . . . .         521       66,768



                                          7
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PROVIDIAN SERIES TRUST
                              INTERNATIONAL ACTIVE FUND
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1997 (UNAUDITED)

SECURITY DESCRIPTION                                        SHARES        VALUE
--------------------                                        ------        -----
COMMON STOCK AND OTHER
EQUITY INTERESTS (CONTINUED)
    FRANCE - (CONTINUED)
         Elf Aquitaine SA. . . . . . . . . . . . . . .         936   $  100,996
         Groupe Danone . . . . . . . . . . . . . . . .         411       67,920
         Hermes International. . . . . . . . . . . . .         729       68,238
         Larfarge SA . . . . . . . . . . . . . . . . .         914       56,855
         Rhone-Poulenc SA. . . . . . . . . . . . . . .       2,228       91,008
         Schneider SA (a). . . . . . . . . . . . . . .         504       26,831
         Societe Generale. . . . . . . . . . . . . . .         577       64,419
         Synthelabo. . . . . . . . . . . . . . . . . .         458       59,630
         Valeo SA. . . . . . . . . . . . . . . . . . .         685       42,552
                                                                    -----------
                                                                        983,959
                                                                    -----------

    GERMANY - 11.8%
         Allianz AG (a). . . . . . . . . . . . . . . .         395       84,408
         Bayer AG. . . . . . . . . . . . . . . . . . .       3,243      125,020
         Commerzbank AG. . . . . . . . . . . . . . . .       1,465       41,856
         Daimler-Benz AG . . . . . . . . . . . . . . .       1,107       90,117
         Degussa AG. . . . . . . . . . . . . . . . . .       1,936      102,400
         Deutsche Telekom. . . . . . . . . . . . . . .       3,788       93,116
         Dresdner Bank AG. . . . . . . . . . . . . . .       1,541       54,015
         MAN AG. . . . . . . . . . . . . . . . . . . .         381       96,607
         Mannesmann AG . . . . . . . . . . . . . . . .         233      104,125
         Siemens AG. . . . . . . . . . . . . . . . . .       1,785      106,957
         VEBA AG . . . . . . . . . . . . . . . . . . .       3,040      171,780
         Volkswagen AG . . . . . . . . . . . . . . . .         205      155,471
                                                                    -----------
                                                                      1,225,872
                                                                    -----------

    HONG KONG - 1.6%
         Amoy Properties Limited . . . . . . . . . . .      12,000       13,243
         Cheung Kong Limited . . . . . . . . . . . . .       2,000       19,749
         China Light & Power Company Limited . . . . .       2,500       14,166
         Citic Pacific Limited . . . . . . . . . . . .       3,000       18,745
         HSBC Holdings PLC . . . . . . . . . . . . . .         400       12,030
         Hutchison Whampoa Limited . . . . . . . . . .       3,000       25,945
         New World Development
         Company Limited . . . . . . . . . . . . . . .       3,000       17,890
         Sun Hung Kai Properties Limited . . . . . . .       2,000       24,076
         Wharf Holdings Limited. . . . . . . . . . . .       4,000       17,348
                                                                    -----------
                                                                        163,192
                                                                    -----------

    INDIA - 1.5%
         Hindalco Industries Limited
         Sponsored GDR . . . . . . . . . . . . . . . .       1,150       40,652
         Indian Hotel Company Limited
         Sponsored GDR . . . . . . . . . . . . . . . .       1,325       31,468
         State Bank of India GDR (a) . . . . . . . . .       1,520       39,444
         Videsh Sanchar Nigam Limited GDR (a). . . . .       2,240       44,408
                                                                    -----------
                                                                        155,972
                                                                    -----------

    ISRAEL - 1.6%
         Bank Hapoalim Limited (a) . . . . . . . . . .       7,900       16,440
         Bezeq Israeli Telecommunication
         Corporation Limited (a) . . . . . . . . . . .       4,500       11,367
         Blue Square-Israel Limited (a). . . . . . . .       1,100       10,708
         Clal Israel Limited . . . . . . . . . . . . .      40,000       11,406
         ECI Telecommunication Limited . . . . . . . .       1,000       28,750
         Elco Holdings Limited (a) . . . . . . . . . .       1,200       10,689
         Elite Industries Limited (a). . . . . . . . .         300        7,254
         Formula Systems Limited (a) . . . . . . . . .         410        6,694
         Industrial Buildings Corporation (a). . . . .       7,800       13,758
         Israel Chemicals Limited (a). . . . . . . . .      12,800       15,063
         Teva Pharmaceutical Industries Limited. . . .         480       30,966
                                                                    -----------
                                                                        163,095
                                                                    -----------

    ITALY - 5.6%
         Alleanza Assicurazioni (a). . . . . . . . . .       5,521    $  43,449
         Banca Commerciale Italiana. . . . . . . . . .      25,167       52,205
         Benetton Group SPA. . . . . . . . . . . . . .       2,080       33,277
         Danieli & Company . . . . . . . . . . . . . .       5,001       33,094
         Eni SPA . . . . . . . . . . . . . . . . . . .      22,903      129,900
         Fiat SPA (a). . . . . . . . . . . . . . . . .      18,456       66,559
         Instituto Nazionale delle Assicurazioni
         Istituto (a). . . . . . . . . . . . . . . . .      37,646       57,456
         Istituto Mobiliare Italiano SPA . . . . . . .       5,018       45,241
         Telcom Italia Mobile. . . . . . . . . . . . .      19,944       59,820
         Telecom Italia. . . . . . . . . . . . . . . .      18,000       58,338
                                                                    -----------
                                                                        579,339
                                                                    -----------

    JAPAN - 23.1%
         Aoyama Trading Company Limited (a). . . . . .       4,500      144,630
         Autobacs Seven Company Limited. . . . . . . .       1,400      111,021
         Dainippon Screen Manufacturing
         Company Limited . . . . . . . . . . . . . . .      12,000      113,190
         Daiwa Securities Company Limited. . . . . . .      15,000      118,427
         Fanuc . . . . . . . . . . . . . . . . . . . .       4,500      172,925
         Fujisawa Pharmaceutical Company . . . . . . .       6,000       61,834
         Marubeni Corporation. . . . . . . . . . . . .      28,000      127,164
         Matsushita Electric Works . . . . . . . . . .      14,000      158,951
         Mitsui O.S.K. Lines Limited(a). . . . . . . .      36,000       74,200
         Murata Manufacturing Company Limited. . . . .       3,000      119,475
         NEC Corporation . . . . . . . . . . . . . . .      12,000      167,687
         Nippon Oil Company Limited. . . . . . . . . .      24,000      131,423
         Nippon Telephone & Telegraph Corporation. . .          16      153,714
         NKK Corporation . . . . . . . . . . . . . . .      52,000      111,720
         Sumitomo Bank Limited . . . . . . . . . . . .      10,000      164,192
         Sumitomo Metal Mining Company . . . . . . . .      13,000       91,965
         Sumitomo Trust & Banking. . . . . . . . . . .      10,000      107,423
         Tokyu Corporation . . . . . . . . . . . . . .      19,000      117,982
         Tokyo Steel Manufacturing . . . . . . . . . .       4,200       46,951
         Tokyo Tatemono Company Limited. . . . . . . .      21,000      110,960
                                                                    -----------
                                                                      2,405,834
                                                                    -----------

    MALAYSIA - 2.6%
         DCB Holdings Berhad . . . . . . . . . . . . .       5,000       15,847
         Edaran Otomobil Berhad. . . . . . . . . . . .       2,000       17,036
         IOI Properties Berhad . . . . . . . . . . . .       4,000        7,606
         Land & General Berhad . . . . . . . . . . . .      12,000       13,787
         Malayan Banking Berhad. . . . . . . . . . . .       3,000       31,497
         Metacorp Berhad . . . . . . . . . . . . . . .      11,000       22,880
         Perusahaan Otomobil Nasional Berhad . . . . .       4,000       18,700
         Resorts World Berhad. . . . . . . . . . . . .       6,000       18,066
         Road Builder M Holdings Berhad. . . . . . . .       5,000       23,576
         Sungei Way Holdings Berhad. . . . . . . . . .      11,000       20,744
         Telekom Malaysia Berhad . . . . . . . . . . .       9,000       42,079
         UMW Holdings Berhad . . . . . . . . . . . . .       4,000       18,858
         United Engineers (Malaysia) Limited (a) . . .       3,000       21,633
                                                                    -----------
                                                                        272,309
                                                                    -----------

    NETHERLANDS - 4.4%
         ABN AMRO Holdings NV. . . . . . . . . . . . .       1,532       28,580
         Akzo Nobel. . . . . . . . . . . . . . . . . .         203       27,833
         DSM NV. . . . . . . . . . . . . . . . . . . .         186       18,515
         Elsevier NV . . . . . . . . . . . . . . . . .       2,091       34,958
         ING Groep NV. . . . . . . . . . . . . . . . .         569       26,247
         Koninklijke Ahold NV. . . . . . . . . . . . .         283       23,887
         Philips Electronics NV. . . . . . . . . . . .         424       30,386
         Royal Dutch Petroleum Company . . . . . . . .       2,548      132,604
         Royal PTT Nederlands NV . . . . . . . . . . .         755       29,631


                                          8
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PROVIDIAN SERIES TRUST
                              INTERNATIONAL ACTIVE FUND
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1997 (UNAUDITED)

SECURITY DESCRIPTION                                        SHARES        VALUE
--------------------                                        ------        -----
COMMON STOCK AND OTHER
EQUITY INTERESTS (CONTINUED)
    NETHERLANDS - (CONTINUED)
         Unilever NV, PLC. . . . . . . . . . . . . . .         234    $  49,285
         Vendex International NV . . . . . . . . . . .         593       32,492
         VNU-Verenigde Nederlandse
         Uitgeversbedrijven Verenigd Bezit . . . . . .       1,110       24,554
                                                                    -----------
                                                                        458,972
                                                                    -----------

    PHILIPPINES - 0.6%
         Ayala Corporation (a) . . . . . . . . . . . .      23,900       17,216
         Metropolitan Bank & Trust Company . . . . . .         500       10,615
         Petron Corporation (a). . . . . . . . . . . .      14,000        3,556
         Philippine Long Distance Telephone
         Company Sponsored, ADR. . . . . . . . . . . .         189       12,143
         San Miguel Corporation. . . . . . . . . . . .       3,800       10,012
         SM Prime Holdings Incorporated. . . . . . . .      32,000        9,463
                                                                    -----------
                                                                         63,005
                                                                    -----------

    SINGAPORE - 2.7%
         City Developments Limited . . . . . . . . . .       2,300       22,522
         Development Bank of Singapore Limited . . . .       3,500       44,065
         Fraser & Neave Limited. . . . . . . . . . . .       2,400       17,122
         Keppel Corporation Limited (a). . . . . . . .       7,500       33,311
         Overseas-Chinese Banking
         Corporation Limited . . . . . . . . . . . . .       6,120       63,353
         Singapore Airlines Limited. . . . . . . . . .       5,500       49,242
         United Overseas Bank Limited. . . . . . . . .       5,000       51,409
                                                                    -----------
                                                                        281,024
                                                                    -----------

    SPAIN - 1.0%
         Banco Bilbao Vizcaya SA . . . . . . . . . . .         253       20,560
         Banco Santander SA. . . . . . . . . . . . . .         531       16,367
         Gas Y Electridad SA . . . . . . . . . . . . .         180        9,669
         Iberdrola SA. . . . . . . . . . . . . . . . .         921       11,630
         Repsol SA . . . . . . . . . . . . . . . . . .         233        9,855
         Tabacalera SA . . . . . . . . . . . . . . . .         198       10,633
         Telefonica de Espana. . . . . . . . . . . . .         829       23,976
                                                                    -----------
                                                                        102,690
                                                                    -----------

    SWITZERLAND - 9.2%
         ABB AG (a). . . . . . . . . . . . . . . . . .          30       45,426
         Credit Suisse Group . . . . . . . . . . . . .         443       56,911
         Clariant AG . . . . . . . . . . . . . . . . .          91       58,920
         Holderbankk Financiere Glarus AG. . . . . . .          51       48,187
         Kuoni Reisen Holding AG . . . . . . . . . . .          14       47,961
         Nestle SA . . . . . . . . . . . . . . . . . .          97      128,004
         Novartis AG . . . . . . . . . . . . . . . . .         126      201,496
         Roche Holding AG. . . . . . . . . . . . . . .          22      199,049
         Tag Heuer International SA (a). . . . . . . .         349       52,369
         Union Bank of Switzerland . . . . . . . . . .         107      122,433
                                                                    -----------
                                                                        960,756
                                                                    -----------
    TURKEY - 1.6%
         Adana Cimento Sanayii . . . . . . . . . . . .     151,689       14,047
         Akal Tekstil Sanayii A.S. (Non-Trading) . . .      80,306        9,465
         Akbank T.A.S. . . . . . . . . . . . . . . . .     102,390        8,792
         Arcelik A.S.. . . . . . . . . . . . . . . . .     127,987       17,240
         Bagfas Bandirma Gubre Fabrikalari A.S.. . . .      34,708        8,298
         Ege Biracilik Ve Malt Sanayii A.S.. . . . . .      26,595        7,106
         Eregli Demir Ve Celik Fabrikalari T.A.S.. . .      92,556       15,428
         Izmir Demir Celik Sanayii A.S. (a). . . . . .     713,164        8,405
         Kordsa Kord Bezi Sanayi ve Ticaret A.S. . . .      40,550        6,827
         Kordsa Kord Bezi Sanayi ve
         Ticaret A.S. rights (a) . . . . . . . . . . .      60,825        1,570
         Migros Turk T.A.S.. . . . . . . . . . . . . .      16,765    $  11,856
         Northern Elektrik Telekomunikasyon A.S. . . .      36,405       10,052
         Sabanci Holdings. . . . . . . . . . . . . . .     250,000        9,092
         Tansas A.S. . . . . . . . . . . . . . . . . .      37,922        7,790
         Tat Konserve Sanayii A.S. . . . . . . . . . .     128,447        9,516
         Turkiye Garanti Bankasi A.S. (a). . . . . . .     324,650       12,244
         Yapi Ve Kredi Bankasi A.S.. . . . . . . . . .     444,000       10,167
                                                                    -----------
                                                                        167,895
                                                                    -----------
    UNITED KINGDOM - 10.9%
         Abbey National PLC. . . . . . . . . . . . . .       7,575      103,328
         Boots Company PLC . . . . . . . . . . . . . .       3,986       46,647
         British Telcommunications PLC . . . . . . . .       8,774       65,096
         Burton Group PLC. . . . . . . . . . . . . . .      19,585       38,364
         Commercial Union PLC. . . . . . . . . . . . .       3,467       36,420
         EMI Group PLC . . . . . . . . . . . . . . . .       2,831       50,743
         IMI PLC . . . . . . . . . . . . . . . . . . .       8,777       50,079
         Lasmo PLC . . . . . . . . . . . . . . . . . .      10,500       45,326
         Lloyds TSB Group PLC. . . . . . . . . . . . .      10,546      108,068
         Prudential Corporation PLC. . . . . . . . . .       5,185       50,155
         Scottish & Newcastle PLC. . . . . . . . . . .       6,371       68,517
         Scottish Power PLC. . . . . . . . . . . . . .      10,484       68,190
         Shell Transport & Trading Company PLC . . . .       9,777       66,604
         Smithkline Beecham PLC. . . . . . . . . . . .       5,744      105,632
         Unilever PLC. . . . . . . . . . . . . . . . .       1,813       51,919
         Wolseley PLC. . . . . . . . . . . . . . . . .       7,359       57,352
         Zeneca Group PLC (a). . . . . . . . . . . . .       3,596      118,801
                                                                    -----------
                                                                      1,131,241
                                                                    -----------

         TOTAL COMMON STOCK AND OTHER
         EQUITY INTERESTS (Cost $9,759,343). . . . . .               10,116,451
                                                                    -----------


SHORT TERM INVESTMENTS - 1.2%
                                                         PRINCIPAL
                                                           AMOUNT
                                                           ------
    TIME DEPOSIT - 1.2%
         State Street Bank and Trust
         Company Time Deposit,
            4.75%, 7/01/97 * . . . . . . . . . . . . .  $  133,156      133,156
                                                                    -----------

    TOTAL SHORT TERM INVESTMENTS
    - (Cost $133,156)                                                   133,156
                                                                    -----------

    TOTAL INVESTMENTS - (Cost $9,892,499) - 98.3%                    10,249,607
    OTHER ASSETS LESS LIABILITIES - 1.7%                                173,318
    NET ASSETS -  100.0%                                            $10,422,925
                                                                    -----------
                                                                    -----------

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

    (a)  Non-income producing securities.

    ADR- American Depositary Receipts.
    GDR- Global Depositary Receipts.

    *  The rate shown reflects the yield in effect on June 30, 1997.


                                          9
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PROVIDIAN SERIES TRUST
                              INTERNATIONAL ACTIVE FUND
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1997 (UNAUDITED)

TEN LARGEST INDUSTRY HOLDINGS AT JUNE 30, 1997

Banking                                                     12.53%
Telecommunications                                           7.50%
Health & Personal Care                                       7.07%
Energy Sources                                               6.23%
Merchandising                                                5.74%
Electrical & Electronics                                     5.62%
Chemicals                                                    4.47%
Electronic Components, Instruments                           4.36%
Automobiles                                                  3.51%
Food & Household Products                                    3.24%



                                PROVIDIAN SERIES TRUST
                                  MONEY MARKET FUND
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1997 (UNAUDITED)

                                                         PRINCIPAL
SECURITY DESCRIPTION                                      AMOUNT         VALUE
--------------------                                      ------         -----
U.S. GOVERNMENT AGENCY
DISCOUNT NOTES - 86.3%
    GOVERNMENT AGENCY - 86.3%
         Federal Farm Credit Bank Discount Note
            5.980%, 07/01/97 . . . . . . . . . . . . .  $  200,000  $   200,000
         Federal Home Loan Bank Discount Note
            6.000%, 07/01/97 . . . . . . . . . . . . .     200,000      200,000
         Federal Home Loan Mortgage Corporation
         Discount Note
            6.000%, 07/01/97 . . . . . . . . . . . . .   1,000,000    1,000,000
         Student Loan Marketing Association
         Discount Note
            6.000%, 07/01/97 . . . . . . . . . . . . .     350,000      350,000
                                                                    -----------

         TOTAL U.S. GOVERNMENT AGENCY
         DISCOUNT NOTES- (Cost $1,750,000) . . . . . .                1,750,000
                                                                    -----------

COMMERCIAL PAPER - 4.9%
    Copelco Capital Funding Corporation
         5.809%, 06/20/98. . . . . . . . . . . . . . .     100,000      100,000
                                                                    -----------

    TOTAL COMMERCIAL PAPER
    - (Cost $100,000)                                                   100,000
                                                                    -----------

VARIABLE RATE NOTES - 8.4%
    International Processing Corporation
         5.790%, 01/02/08 +. . . . . . . . . . . . . .      10,000       10,000
    Scranton Times, LP., Series 1997
         5.710%, 05/31/07 +. . . . . . . . . . . . . .     100,000      100,000
    Westcourt
         5.790%, 06/01/16 +. . . . . . . . . . . . . .      60,000       60,000
                                                                    -----------

    TOTAL VARIABLE  RATE NOTES
    - (Cost $170,000)                                                   170,000

    TOTAL INVESTMENTS AT AMORTIZED
    COST AND VALUE -99.6 % . . . . . . . . . . . . . .                2,020,000
    OTHER ASSETS LESS LIABILITIES - 0.4%                                  7,702
                                                                    -----------
    NET ASSETS -  100.0%                                            $ 2,027,702
                                                                    -----------
                                                                    -----------

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

    + Variable rate demand notes are payable upon not more than one, seven, or thirty day's notice. The interest rate shown reflects the rate currently in effect.


                                          10
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PROVIDIAN SERIES TRUST
                         STATEMENTS OF ASSETS AND LIABILITIES
                              JUNE 30, 1997 (UNAUDITED)




                                                                                  CAPITAL        GROWTH &       CAPITAL
                                                                               PRESERVATION       INCOME        GROWTH
                                                                                 PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                               -----------------------------------------
ASSETS

    Investments in securities, at value (a) . . . . . . . . . . . . . . .          $3,505        $26,514        $13,205
    Cash, including foreign currency, at value. . . . . . . . . . . . . .              --             --             --
    Receivable for securities sold. . . . . . . . . . . . . . . . . . . .              --             --             --
    Interest receivable . . . . . . . . . . . . . . . . . . . . . . . . .              --             --             --
    Dividends receivable. . . . . . . . . . . . . . . . . . . . . . . . .              --             --             --
    Receivable for fund shares sold . . . . . . . . . . . . . . . . . . .              --             --             --
    Receivable due from Investment Adviser (Note 3) . . . . . . . . . . .           3,329          3,329          3,329
    Foreign income tax reclaim receivable . . . . . . . . . . . . . . . .              --             --             --
                                                                               -----------------------------------------
         TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .           6,834         29,843         16,534


LIABILITIES

    Payable for securities purchased. . . . . . . . . . . . . . . . . . .              --             --             --
    Payable for forward currency contracts (Note 6) . . . . . . . . . . .              --             --             --
    Payable for fund shares redeemed. . . . . . . . . . . . . . . . . . .              --             --             --
    Payable for trustee's fees. . . . . . . . . . . . . . . . . . . . . .             323            323            323
    Payable due to investment adviser . . . . . . . . . . . . . . . . . .              --             --             --
    Accounts payable and accrued expenses . . . . . . . . . . . . . . . .           3,005          3,006          3,000
                                                                               -----------------------------------------
         TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . .           3,328          3,329          3,323
                                                                               -----------------------------------------
         NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .          $3,506        $26,514      $  13,211
                                                                               -----------------------------------------
                                                                               -----------------------------------------

NET ASSETS CONSIST OF:

    Paid-in capital (Note 5). . . . . . . . . . . . . . . . . . . . . . .          $3,505        $26,267      $  13,011
    Undistributed net investment income (Note 2). . . . . . . . . . . . .               4              7             --
    Accumulated net realized gain on investments and
         foreign currency transactions. . . . . . . . . . . . . . . . . .              --             --             --
    Net unrealized appreciation (depreciation) of:
         Investments. . . . . . . . . . . . . . . . . . . . . . . . . . .              (3)           240            200
         Foreign currency translations. . . . . . . . . . . . . . . . . .              --             --             --
                                                                               -----------------------------------------
         NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .          $3,506        $26,514      $  13,211
                                                                               -----------------------------------------
                                                                               -----------------------------------------

NET ASSET VALUE PER SHARE

    Offering and redemption price per share
      (based on shares of beneficial interest outstanding). . . . . . . .          $10.10       $  10.27       $  10.35

    Total shares outstanding at end of period . . . . . . . . . . . . . .             347          2,582          1,277

    (a) Investments in securities and repurchase agreements, at cost. . .          $3,508        $26,274        $13,005

                                          11
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                                                  MAXIMUM         HIGH       FIXED                       MONEY
                                                                APPRECIATION     QUALITY     INCOME     INTERNATIONAL    MARKET
                                                                  PORTFOLIO    STOCK FUND     FUND       ACTIVE FUND      FUND
                                                                 -----------------------------------------------------------------
ASSETS

 Investments in securities, at value (a). . . . . . . . . . .      $16,102    $10,455,229  $5,002,543    $10,249,607   $2,020,000
 Cash, including foreign currency, at value . . . . . . . . .           --          1,890         945             --        9,936
 Receivable for securities sold . . . . . . . . . . . . . . .           --             --          --        199,002           --
 Interest receivable. . . . . . . . . . . . . . . . . . . . .           --            124      76,898             18          860
 Dividends receivable . . . . . . . . . . . . . . . . . . . .           --          9,672          --         24,023           --
 Receivable for fund shares sold. . . . . . . . . . . . . . .           --            350          62             88           --
 Receivable due from Investment Adviser (Note 3). . . . . . .        3,329            792       1,494          1,812        1,894
 Foreign income tax reclaim receivable. . . . . . . . . . . .           --             --          --          7,634           --
                                                                    --------------------------------------------------------------
   TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . .       19,431     10,468,057   5,081,942     10,482,184    2,032,690

LIABILITIES

 Payable for securities purchased . . . . . . . . . . . . . .           --             --          --         41,251           --
 Payable for forward currency contracts (Note 6). . . . . . .           --             --          --          3,460           --
 Payable for fund shares redeemed . . . . . . . . . . . . . .           --             --          --             --          251
 Payable for trustee's fees . . . . . . . . . . . . . . . . .          323            323         323            323          323
 Payable due to investment adviser. . . . . . . . . . . . . .           --          5,519       2,705          7,612          661
 Accounts payable and accrued expenses. . . . . . . . . . . .        3,006          4,826       4,155          6,613        3,753
                                                                 -----------------------------------------------------------------
   TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . .        3,329         10,668       7,183         59,259        4,988
                                                                 -----------------------------------------------------------------
   NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .      $16,102    $10,457,389  $5,074,759    $10,422,925   $2,027,702
                                                                 -----------------------------------------------------------------
                                                                 -----------------------------------------------------------------

NET ASSETS CONSIST OF:

 Paid-in capital (Note 5) . . . . . . . . . . . . . . . . . .      $15,804    $10,030,959  $5,015,518    $10,007,740   $2,027,702
 Undistributed net investment income (Note 2) . . . . . . . .           --         34,050      37,866         48,770           --
 Accumulated net realized gain on investments and
   foreign currency transactions. . . . . . . . . . . . . . .           11             --      10,312         20,787           --
 Net unrealized appreciation (depreciation) of:
   Investments. . . . . . . . . . . . . . . . . . . . . . . .          287        392,380      11,063        357,108           --
   Foreign currency translations. . . . . . . . . . . . . . .           --             --          --        (11,480)          --
                                                                 -----------------------------------------------------------------
   NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .      $16,102    $10,457,389  $5,074,759    $10,422,925   $2,027,702
                                                                 -----------------------------------------------------------------
                                                                 -----------------------------------------------------------------

NET ASSET VALUE PER SHARE

 Offering and redemption price per share
   (based on shares of beneficial interest outstanding) . . .      $ 10.42    $     10.43  $    10.12    $     10.42   $     1.00

 Total shares outstanding at end of period. . . . . . . . . .        1,545      1,003,022     501,538      1,000,757    2,027,702

 (a) Investments in securities and repurchase agreements,
       at cost. . . . . . . . . . . . . . . . . . . . . . . .      $15,815    $10,062,849  $4,991,480    $ 9,892,499   $2,020,000



                                          12
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PROVIDIAN SERIES TRUST
                               STATEMENTS OF OPERATIONS
            FOR THE PERIOD MAY 9, 1997* THROUGH JUNE 30, 1997 (UNAUDITED)



                                                                                 CAPITAL        GROWTH &       CAPITAL
                                                                             PRESERVATION        INCOME         GROWTH
                                                                               PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                             -------------------------------------------
INVESTMENT INCOME

 Interest income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $    --       $    --       $    --
 Dividend income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4             7            --
   Less foreign taxes withheld. . . . . . . . . . . . . . . . . . . . . .              --            --            --
                                                                             -------------------------------------------
 TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . .               4             7            --

EXPENSES

 Investment adviser fee (Note 3). . . . . . . . . . . . . . . . . . . . .              --            --            --
 Accounting fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             895           895           895
 Audit fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             224           224           224
 Custodian fees and expenses. . . . . . . . . . . . . . . . . . . . . . .             239           239           239
 Trustee's fees (Note 3). . . . . . . . . . . . . . . . . . . . . . . . .             323           323           323
 Printing expense . . . . . . . . . . . . . . . . . . . . . . . . . . . .             745           745           745
 Legal fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             373           373           373
 Insurance expense. . . . . . . . . . . . . . . . . . . . . . . . . . . .             467           467           467
 Miscellaneous expense. . . . . . . . . . . . . . . . . . . . . . . . . .              63            63            63
                                                                             -------------------------------------------
   Total operating expenses before reimbursement. . . . . . . . . . . . .           3,329         3,329         3,329
 Expenses reimbursed by the Investment Adviser (Note 3) . . . . . . . . .          (3,329)       (3,329)       (3,329)
                                                                             -------------------------------------------
   NET EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               0             0             0
                                                                             -------------------------------------------
   NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . .               4             7            --

NET REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND FOREIGN CURRENCY

 Net realized gain on:
   Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --            --            --
   Foreign currency transactions. . . . . . . . . . . . . . . . . . . . .              --            --            --
                                                                             -------------------------------------------
                                                                                       --            --            --
 Change in unrealized appreciation (depreciation)
 during the period on:
   Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (3)          240           200
   Translations of assets and liabilities in foreign currencies . . . . .              --            --            --
                                                                             -------------------------------------------
                                                                                       (3)          240           200
                                                                             -------------------------------------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . . . . . . . . . . . .              (3)          240           200
                                                                             -------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . .         $     1      $    247      $    200
                                                                             -------------------------------------------
                                                                             -------------------------------------------

*   Commencement of investment operations.


                                          13
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.


                                                                      MAXIMUM      HIGH          FIXED                      MONEY
                                                                   APPRECIATION   QUALITY        INCOME   INTERNATIONAL    MARKET
                                                                     PORTFOLIO   STOCK FUND       FUND     ACTIVE FUND      FUND
                                                                   -----------------------------------------------------------------
INVESTMENT INCOME

 Interest income . . . . . . . . . . . . . . . . . . . . . . . .      $  --     $  31,421     $  44,448     $  13,397    $  16,220
 Dividend income . . . . . . . . . . . . . . . . . . . . . . . .         --        15,972            --        58,353           --
   Less foreign taxes withheld . . . . . . . . . . . . . . . . .         --            --            --        (5,962)          --
                                                                   -----------------------------------------------------------------
 TOTAL INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . .         --        47,393        44,448        65,788       16,220

EXPENSES

 Investment adviser fee (Note 3) . . . . . . . . . . . . . . . .         --         9,637         4,753        13,318        1,164
 Accounting fee. . . . . . . . . . . . . . . . . . . . . . . . .        895           895           895         2,683          895
 Audit fee . . . . . . . . . . . . . . . . . . . . . . . . . . .        224         1,118         1,118         1,118        1,118
 Custodian fees and expenses . . . . . . . . . . . . . . . . . .        239           660           332           660          136
 Trustee's fees (Note 3) . . . . . . . . . . . . . . . . . . . .        323           323           323           323          323
 Printing expense. . . . . . . . . . . . . . . . . . . . . . . .        745           932           932           932          932
 Legal fee . . . . . . . . . . . . . . . . . . . . . . . . . . .        373           688           346           688          141
 Insurance expense . . . . . . . . . . . . . . . . . . . . . . .        467           467           467           467          467
 Miscellaneous expense . . . . . . . . . . . . . . . . . . . . .         63            65            65            65           65
                                                                   -----------------------------------------------------------------
   Total operating expenses before reimbursement . . . . . . . .      3,329        14,785         9,231        20,254        5,241
 Expenses reimbursed by the Investment Adviser (Note 3). . . . .     (3,329)       (1,442)       (2,649)       (3,236)      (3,347)
                                                                   -----------------------------------------------------------------
   NET EXPENSES. . . . . . . . . . . . . . . . . . . . . . . . .          0        13,343         6,582        17,018        1,894
                                                                   -----------------------------------------------------------------
   NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . .         --        34,050        37,866        48,770       14,326


NET REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND FOREIGN CURRENCY

 Net realized gain on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . .         11            --        10,312         1,669           --
   Foreign currency transactions . . . . . . . . . . . . . . . .         --            --            --        19,118           --
                                                                   -----------------------------------------------------------------
                                                                         11            --        10,312        20,787           --
 Change in unrealized appreciation (depreciation)
 during the period on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . .        287       392,380        11,063       357,108           --
   Translations of assets and liabilities in foreign currencies.         --            --            --       (11,480)          --
                                                                   -----------------------------------------------------------------
                                                                        287       392,380        11,063       345,628           --
                                                                   -----------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN. . . . . . . . . . . . . . . .        298       392,380        21,375       366,415           --
                                                                   -----------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS. . . . . . . . . . . . . . . . . . . .     $  298    $  426,430     $  59,241    $  415,185    $  14,326
                                                                   -----------------------------------------------------------------
                                                                   -----------------------------------------------------------------




                                          14
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PROVIDIAN SERIES TRUST
                         STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE PERIOD MAY 9, 1997* THROUGH JUNE 30, 1997 (UNAUDITED)




                                                                CAPITAL      GROWTH &       CAPITAL
                                                              PRESERVATION    INCOME        GROWTH
                                                               PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                              -------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    FOR THE PERIOD ENDED JUNE 30, 1997

 Net investment income. . . . . . . . . . . . . . . . . . .     $      4   $       7      $      --
 Net realized gain. . . . . . . . . . . . . . . . . . . . .           --          --             --
 Change in unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . . . . . . . .           (3)        240            200
                                                              -------------------------------------
   Net increase in net assets resulting from operations . .            1         247            200


 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income . . . . . . . . . . . . . . . . . .           --          --             --

 FUND SHARE TRANSACTIONS (Note 5) . . . . . . . . . . . . .        3,505      26,267         13,011
                                                              -------------------------------------
 TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . .        3,506      26,514         13,211

NET ASSETS:

 Beginning of period. . . . . . . . . . . . . . . . . . . .           --          --             --
                                                              -------------------------------------
 END OF PERIOD (a). . . . . . . . . . . . . . . . . . . . .     $  3,506   $  26,514      $  13,211
                                                              -------------------------------------
                                                              -------------------------------------

(a) Including undistributed net investment income . . . . .     $      4   $       7      $      --
                                                              -------------------------------------
                                                              -------------------------------------

* Commencement of investment operations.


                                       15
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                                                MAXIMUM          HIGH        FIXED                        MONEY
                                                             APPRECIATION      QUALITY      INCOME     INTERNATIONAL      MARKET
                                                               PORTFOLIO     STOCK FUND      FUND       ACTIVE FUND        FUND
                                                              ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  FOR THE PERIOD ENDED JUNE 30, 1997

   Net investment income. . . . . . . . . . . . . . . . . .     $      --  $     34,050  $     37,866   $     48,770  $     14,326
   Net realized gain. . . . . . . . . . . . . . . . . . . .            11            --        10,312         20,787            --
   Change in unrealized appreciation (depreciation)
    during the period . . . . . . . . . . . . . . . . . . .           287       392,380        11,063        345,628            --
                                                              ---------------------------------------------------------------------
      Net increase in net assets resulting from operations.           298       426,430        59,241        415,185        14,326


   DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income . . . . . . . . . . . . . . . . .            --            --            --             --       (14,326)

   FUND SHARE TRANSACTIONS (Note 5) . . . . . . . . . . . .        15,804    10,030,959     5,015,518     10,007,740     2,022,702
                                                              ---------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . .        16,102    10,457,389     5,074,759     10,422,925     2,022,702

NET ASSETS:
   Beginning of period. . . . . . . . . . . . . . . . . . .            --            --            --             --         5,000
                                                              ---------------------------------------------------------------------
   END OF PERIOD (a). . . . . . . . . . . . . . . . . . . .     $  16,102  $ 10,457,389  $  5,074,759   $ 10,422,925  $  2,027,702
                                                              ---------------------------------------------------------------------
                                                              ---------------------------------------------------------------------

(a) Including undistributed net investment income . . . . .     $      --  $     34,050  $     37,866   $     48,770  $         --
                                                              ---------------------------------------------------------------------
                                                              ---------------------------------------------------------------------


THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PROVIDIAN SERIES TRUST
                                 FINANCIAL HIGHLIGHTS
              For a share outstanding throughout the period May 9, 1997
      (commencement of investment operations) through June 30, 1997 (Unaudited)



                                                                                      Capital         Growth &       Capital
                                                                                   Preservation        Income         Growth
                                                                                     Portfolio       Portfolio      Portfolio
Net asset value, beginning of period . . . . . . . . . . . . . . . . . . . . .          $10.00         $10.00         $10.00
                                                                                   -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1). . . . . . . . . . . . . . . . . . . . . . . . . . .            0.12           0.01             --
Net realized and unrealized gain on investments. . . . . . . . . . . . . . . .           (0.02)          0.26           0.35
                                                                                   -----------    -----------    -----------
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . .            0.10           0.27           0.35
                                                                                   -----------    -----------    -----------

Net asset value, end of period . . . . . . . . . . . . . . . . . . . . . . . .          $10.10         $10.27         $10.35
                                                                                   -----------    -----------    -----------
                                                                                   -----------    -----------    -----------
Total Return (2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1.00%          2.70%          3.50%
                                                                                   -----------    -----------    -----------
                                                                                   -----------    -----------    -----------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period. . . . . . . . . . . . . . . . . . . . . . . . . . .          $3,506        $26,514      $  13,211
Ratio of operating expenses to average net assets (1)(3) . . . . . . . . . . .            0.00%          0.00%          0.00%
Ratio of operating expenses to average net assets before voluntary
  expense reimbursement (1)(3) . . . . . . . . . . . . . . . . . . . . . . . .        6,557.44%        255.71%        471.62%

Ratio of net investment income to average net assets (3) . . . . . . . . . . .            7.88%          0.54%          0.00%

Ratio of net investment income (loss) to average net assets before voluntary
  expense reimbursement (1)(3) . . . . . . . . . . . . . . . . . . . . . . . .       (6,549.56%)      (255.17%)      (471.61%)

Net investment income (loss) before voluntary expense reimbursement (1)(3) . .         $  0.00        $  0.00        $  0.00

Portfolio turnover rate (4). . . . . . . . . . . . . . . . . . . . . . . . . .               0%             0%             0%


------------
(1) Net investment income is after reimbursement of certain fees and expenses by Providian Investment Advisors, Inc. (See Note 3 to the financial
    statements).   Had Providian not undertaken to reimburse expenses related to the Lifestyle Portfolios and Underlying Funds, net investment income per share and ratio of operating expenses to average net assets would have been as noted above.
(2) Total return figures are not annualized for periods less than one year. Total returns does not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the period shown.
(3) Annualized for periods less than one year.
(4) Portfolio turnover rates are not annualized.


                                          17
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PROVIDIAN SERIES TRUST
                                 FINANCIAL HIGHLIGHTS
              For a share outstanding throughout the period May 9, 1997
      (commencement of investment operations) through June 30, 1997 (Unaudited)


                                                                                      Maximum           High           Fixed
                                                                                   Appreciation       Quality         Income
                                                                                     Portfolio      Stock Fund          Fund

Net asset value, beginning of period . . . . . . . . . . . . . . . . . . . . .          $10.00         $10.00         $10.00
                                                                                    ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (1). . . . . . . . . . . . . . . . . . . . . . . . . . .              --           0.03           0.08

Net realized and unrealized gain on investments. . . . . . . . . . . . . . . .            0.42           0.40           0.04
                                                                                    ----------     ----------     ----------
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . .            0.42           0.43           0.12
                                                                                    ----------     ----------     ----------

Net asset value, end of period . . . . . . . . . . . . . . . . . . . . . . . .          $10.42         $10.43         $10.12
                                                                                    ----------     ----------     ----------
                                                                                    ----------     ----------     ----------
Total Return (2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4.20%          4.30%          1.20%
                                                                                    ----------     ----------     ----------
                                                                                    ----------     ----------     ----------
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period. . . . . . . . . . . . . . . . . . . . . . . . . . .         $16,102    $10,457,389     $5,074,759

Ratio of operating expenses to average net assets (1)(3) . . . . . . . . . . .            0.00%          0.90%          0.90%

Ratio of operating expenses to average net assets before voluntary
  expense reimbursement (1)(3) . . . . . . . . . . . . . . . . . . . . . . . .          344.23%          1.00%          1.26%

Ratio of net investment income to average net assets (3) . . . . . . . . . . .           $0.00           2.30%          5.18%

Ratio of net investment income (loss) to average net assets before voluntary
  expense reimbursement (1)(3) . . . . . . . . . . . . . . . . . . . . . . . .         (344.23%)         2.19%          4.81%

Net investment income (loss) before voluntary expense reimbursement (1)(3) . .           $0.00          $0.03          $0.07

Portfolio turnover rate (4). . . . . . . . . . . . . . . . . . . . . . . . . .               0%             0%           139%

Average commission rate paid . . . . . . . . . . . . . . . . . . . . . . . . .              --        $0.0598            N/A


-------------
(1) Net investment income is after reimbursement of certain fees and expenses by Providian Investment Advisors, Inc. (See Note 3 to the financial statements). Had Providian not undertaken to reimburse expenses related to the Lifestyle Portfolios and Underlying Funds, net investment income per share and ratio of operating expenses to average net assets would have been as noted above.
(2) Total return figures are not annualized for periods less than one year. Total returns does not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the period shown.
(3) Annualized for periods less than one year.
(4) Portfolio turnover rates are not annualized.

                                          18
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PROVIDIAN SERIES TRUST
                                 FINANCIAL HIGHLIGHTS
              For a share outstanding throughout the period May 9, 1997
      (commencement of investment operations) through June 30, 1997 (Unaudited)


                                                                                  International        Money
                                                                                      Active          Market
                                                                                       Fund            Fund

Net asset value, beginning of period . . . . . . . . . . . . . . . . . . . . .          $10.00          $1.00
                                                                                    ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (1). . . . . . . . . . . . . . . . . . . . . . . . . . .            0.05           0.01

Net realized and unrealized gain on investments. . . . . . . . . . . . . . . .            0.37             --
                                                                                    ----------     ----------
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . .            0.42           0.01
                                                                                    ----------     ----------
LESS DISTRIBUTIONS:

Distributions from net investment income . . . . . . . . . . . . . . . . . . .              --          (0.01)
                                                                                    ----------     ----------
Total distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --          (0.01)
                                                                                    ----------     ----------
Net asset value, end of period . . . . . . . . . . . . . . . . . . . . . . . .          $10.42          $1.00
                                                                                    ----------     ----------
                                                                                    ----------     ----------
Total Return (2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4.20%          1.00%
                                                                                    ----------     ----------
                                                                                    ----------     ----------
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . .     $10,422,925     $2,027,702

Ratio of operating expenses to average net assets (1)(3) . . . . . . . . . . .            1.15%          0.65%

Ratio of operating expenses to average net assets before voluntary
  expense reimbursement (1)(3) . . . . . . . . . . . . . . . . . . . . . . . .            1.37%          1.80%

Ratio of net investment income to average net assets (3) . . . . . . . . . . .            3.29%          4.92%

Ratio of net investment income to average net assets before voluntary
  expense reimbursement (1)(3) . . . . . . . . . . . . . . . . . . . . . . . .            3.07%          3.77%

Net investment income (loss) before voluntary expense reimbursement (1)(3) . .           $0.05          $0.01

Portfolio turnover rate (4). . . . . . . . . . . . . . . . . . . . . . . . . .              11%           N/A

Average commission rate paid . . . . . . . . . . . . . . . . . . . . . . . . .         $0.0145            N/A



--------------
(1) Net investment income is after reimbursement of certain fees and expenses by Providian Investment Advisors, Inc. (See Note 3 to the financial statements). Had Providian not undertaken to reimburse expenses related to the Lifestyle Portfolios and Underlying Funds, net investment income per share and ratio of operating expenses to average net assets would have been as noted above.
(2) Total return figures are not annualized for periods less than one year. Total returns does not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the period shown.
(3) Annualized for periods less than one year.
(4) Portfolio turnover rates are not annualized.

                                          19
THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PROVIDIAN SERIES TRUST
                            NOTES TO FINANCIAL STATEMENTS
                              JUNE 30, 1997 (UNAUDITED)

NOTE 1 - ORGANIZATION
Providian Series Trust (the "Trust") was organized as a Massachusetts business trust on October 22, 1996 and is registered under the Investment Company Act of 1940 and the Securities Act of 1933, as a diversified, no-load, open-end management investment company. The Trust is a "series type" of mutual fund which issues separate classes (or series) of stock, each of which represents a separate diversified portfolio of investments. The Trust is currently composed of nine series ( the "Series") which consist of five investment portfolios (Capital Preservation Portfolio, Income Oriented Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, and Maximum Appreciation Portfolio - collectively, the "Investment Portfolios") and four underlying funds (Fixed Income Fund, High Quality Stock Fund, International Active Fund, and Money Market Fund - collectively, the "Underlying Funds") with each Fund having differing investment objectives and policies. The Investment Portfolios seek to achieve their investment objectives by investing within specific ranges among the Underlying Funds. On February 3, 1997, Providian Life and Health Separate Account V ( the "Separate Account") made an initial purchase of shares of beneficial interest in the amount of 5,000 shares of the Money Market Fund. On May 9, 1997, the Separate Account purchased an additional 1,995,000 shares of the Money Market Fund, 1,000,000 shares of the High Quality Stock Fund and International Active Fund, and 500,000 shares of the Fixed Income Fund. Shares of the Investment Portfolios are offered to separate accounts of insurance companies to fund variable annuity contracts. The shares of the Underlying Funds are purchased by the Investment Portfolios and are offered to qualified plans and separate accounts of insurance companies to fund variable annuity contracts. As of June 30, 1997, the only activity for the Income Oriented Portfolio was the initial purchase of one share by Providian Investment Advisors, Inc. on May 9, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

ESTIMATES - The preparation of the financial statements in conformity with generally accepted accounting principles may require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS - Securities held by the Funds (other than the Money Market Fund) that are traded on a national securities exchange are valued on the basis of the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the last quoted bid price. Bonds and other fixed income securities with maturities greater than 60 days at the time of purchase, are valued by a pricing service. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Short-term securities and debt securities with a remaining maturity of 60 days or less, are valued at amortized cost which approximates market value. The Money Market Fund by the approval of the Board of Trustees, utilizes the amortized cost method for valuing securities, whereby all investments are valued by reference to their acquisition cost as adjusted for amortization of premium or accretion of discount.

FOREIGN SECURITIES - Foreign securities traded on a recognized securities exchange are valued at the last sale price in the principal market where they are traded, or if closing prices are unavailable, at the last bid price available prior to the time a Fund's net assets value is determined. Foreign prices are furnished by quotation services expressed in the local currency's value and translated into the U.S. dollars at the current rate of exchange.

REPURCHASE AGREEMENTS - The Trust may enter into repurchase agreements with institutions that the Trust's investment advisor, Providian Investment Advisors, Inc. has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which is at least equal to the principal amount, including interest, of the repurchase agreement. To the extent that the term of any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

INVESTMENT TRANSACTIONS - Investment security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from security transactions are determined on an identified cost basis.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of original discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates supplied by a quotation service. The affects of changes in foreign currency exchange rates on investments in securities are included in net realized and unrealized gain or loss on investments in the statement of operations .

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of receivables and payables resulting from changes in exchange rates.

FORWARD CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by a Fund as an unrealized gain or loss. Realized gains and losses are recognized when contracts are settled and are reflected in the statement of operations. The Fund could be exposed to risk if a counter-party is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into these contacts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purpose of increasing exposure to a foreign currency to hedge against adverse changes in the value of another currency when exchange rates between the two currencies are positively correlated.

EXPENSES - Expenses directly attributable to a Investment Portfolio or Underlying Fund are charged to that Portfolio or Fund. Expenses not directly attributable to a Portfolio or Fund are allocated among the affected Portfolios and Funds. Costs related to the organization and registration of the Trust have been funded by Providian Corporation and it's subsidiaries. The Trust will not reimburse Providian for these organizational costs.


DISTRIBUTIONS TO SHAREHOLDERS - Each of the Investment Portfolios and Underlying Funds (except the Money Market Fund) declares and distributes dividends from net investment income and distributes its net realized capital gains, if any, at least annually. The Money Market Fund declares dividends daily and distributes monthly. All distributions are paid in shares of the relevant Portfolio/Fund at net asset value. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, foreign currency transactions, losses deferred due to wash sales, "post October 31 losses" and excise tax regulations. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES - Each Investment Portfolio and Underlying Fund is treated as a separate entity for federal tax purposes. Each Investment Portfolio and Underlying Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. By so qualifying, each Investment Portfolio and Underlying Fund will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income, capital gains and certain other amounts during the calendar year, the Investment Portfolios and Underlying Funds will not be subject to a federal excise tax.

NOTE 3 - AGREEMENTS AND FEES
Providian Investment Advisors, Inc., (the "Adviser"), a wholly owned subsidiary of Providian Corporation, a wholly owned indirect subsidiary of AEGON N.V., has been retained under an Investment Advisory Agreement ( the "Agreement") with the Trust, in general to supervise the management and investment program of the Trust. In addition, the Adviser generally manages the affairs of the Trust subject to the supervision of the Board of Trustees.
 The Adviser does not receive an investment management fee for the advisory and asset allocation services it provides to the Investment Portfolios.

As full compensation for its services under the Agreement, each Underlying Fund will pay the Adviser a monthly fee at the following rates based on the average daily net assets of each Fund:


High Quality Stock Fund                     0.65%
Fixed Income Fund                           0.65%
International Active Fund                   0.90%
Money Market Fund                           0.40%

Under an Advisory Agreement with each Investment Portfolio and Underlying Fund, the Adviser has agreed to waive all operating expenses of each Portfolio and to limit the operating expenses of each Underlying Fund so that the ratio of expenses (excluding advisory fees) to net assets on an annual basis incurred does not exceed 0.25%. Expenses in excess of such amount will be assumed by the Adviser until the earlier of the end of three years after commencement of operations or the termination by the Trustees or the Funds' or the Portfolios' shareholders, but not the Adviser, of the Trust's Advisory Agreement with the Adviser. For the period ended June 30, 1997, Providian Investment Advisors, Inc. had agreed to reimburse the Trust $23,990 for expenses in excess of the voluntary expense limitations, of which $19,308 was owed to the Trust as of June 30, 1997.

Providian Investment Advisors, Inc. has entered into a Sub-Advisory Agreement with Atlanta Capital Management, L.L.C. to serve as sub-adviser to the Investment Portfolios. Subject to the supervision and direction of the Board of Trustees, they will determine how each Investment Portfolio's assets will be invested in the Underlying Funds. Atlanta Capital also serves as sub-adviser of the High Quality Stock Fund and the Fixed Income Portfolio for which it receives a fee equal to 0.50% annually on assets up to $25 million, 0.40% annually on assets above $25 million and up to $50 million, and 0.30% annually on assets above $50 million.

Providian Investment Advisors, Inc. has entered into a Sub-Advisory Agreement with Blairlogie Capital Management to serve as sub-adviser to the International Active Fund. As compensation for its services, the Adviser pays Blairlogie for which it receives a fee equal to 0.65% annually on assets up to $50 million, and 0.50% annually on assets above $50 million.

Providian Investment Advisors, Inc. has entered into a Sub-Advisory Agreement with Federated Investment Counseling to serve as sub-adviser to the Money Market Fund. As compensation for its services, the Adviser pays Federated for which it receives a fee equal to 0.25% annually on assets up to $75 million, and 0.20% annually on assets above $75 million

Each Trustee of the Trust who is not an interested person of the Trust or Adviser or Sub-Adviser receives $1,500 for each Trustees' meeting attended.

NOTE 4 - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for the period ended June 30, 1997 were as follows:





                                                   Non-U.S.        U.S.         Non-U.S.         U.S.
                                                 Government     Government     Government     Government
                                                  Purchases     Purchases        Sales          Sales
                                                 --------------------------------------------------------
    Capital Preservation Portfolio . . . . .         $3,508     $       --     $       --     $       --
    Growth & Income Portfolio. . . . . . . .         26,274             --             --             --
    Capital Growth Portfolio . . . . . . . .         13,005             --             --             --
    Maximum Appreciation Portfolio . . . . .         16,208             --            404             --
    High Quality Stock Fund. . . . . . . . .      9,109,706             --             --             --
    Fixed Income Fund. . . . . . . . . . . .             --      7,451,195             --      3,757,266
    International Active Fund. . . . . . . .     10,479,897             --        722,223             --
    Money Market Fund. . . . . . . . . . . .             --             --             --             --



The identified cost of investments in securities and repurchase agreements owned by the Trust for federal income tax purposes and their respective gross unrealized appreciation and depreciation at June 30, 1997 were as follows:

                                                                                                Net
                                                                  Gross          Gross       Unrealized
                                                 Identified    Unrealized     Unrealized    Appreciation
                                                    Cost      Appreciation (Depreciation) (Depreciation)
                                                  --------------------------------------------------------
    Capital Preservation Portfolio . . . . .    $     3,508   $         --  $         (3)  $         (3)
    Growth & Income Portfolio. . . . . . . .         26,274            240             --            240
    Capital Growth Portfolio . . . . . . . .         13,005            200             --            200
    Maximum Appreciation Portfolio . . . . .         15,815            287             --            287
    High Quality Stock Fund. . . . . . . . .     10,062,849        469,094       (76,714)        392,380
    Fixed Income Fund. . . . . . . . . . . .      4,991,480         16,848        (5,785)         11,063
    International Active Fund. . . . . . . .      9,892,499        514,191      (157,083)        357,108
    Money Market Fund. . . . . . . . . . . .      2,020,000             --             --             --



The aggregate cost of each Portfolio's investments was the same for book and federal income tax purposes at June 30, 1997.

NOTE 5 - SHAREHOLDER TRANSACTIONS:
Transactions in shares and dollars were as follows for the period May 9, 1997* through June 30, 1997:


                                     CAPITAL PRESERVATION PORTFOLIO     GROWTH & INCOME PORTFOLIO

                                             SHARES       DOLLARS             SHARES       DOLLARS
                                             ------       -------             ------       -------
Shares sold. . . . . . . . . . . .              347       $  3,505             2,582      $  26,267
Shares issued to shareholders in
  reinvestment of dividends. . . .               --             --                --             --
Shares redeemed. . . . . . . . . .               --             --                --             --
                                      -------------  -------------     -------------  -------------
Net increase . . . . . . . . . . .              347       $  3,505             2,582      $  26,267
                                      -------------  -------------     -------------  -------------
                                      -------------  -------------     -------------  -------------

                                        CAPITAL GROWTH PORTFOLIO        MAXIMUM APPRECIATION PORTFOLIO

                                             SHARES        DOLLARS            SHARES        DOLLARS
                                             ------        -------            ------        -------
Shares sold. . . . . . . . . . . .            1,277      $  13,011             1,584      $  16,208
Shares issued to shareholders in
  reinvestment of dividends. . . .               --             --                --             --
Shares redeemed. . . . . . . . . .               --             --               (39)          (404)
                                      -------------  -------------     -------------  -------------
Net increase . . . . . . . . . . .            1,277      $  13,011             1,545      $  15,804
                                      -------------  -------------     -------------  -------------
                                      -------------  -------------     -------------  -------------

                                          HIGH QUALITY STOCK FUND              FIXED INCOME FUND

                                             SHARES        DOLLARS            SHARES        DOLLARS
                                             ------        -------            ------        -------
Shares sold. . . . . . . . . . . .        1,003,053  $  10,031,283           501,538   $  5,015,518
Shares issued to shareholders in
  reinvestment of dividends. . . .               --             --                --             --
Shares redeemed. . . . . . . . . .              (31)          (324)               --             --
                                      -------------  -------------     -------------  -------------
Net increase . . . . . . . . . . .        1,003,022  $  10,030,959           501,538   $  5,015,518
                                      -------------  -------------     -------------  -------------
                                      -------------  -------------     -------------  -------------

                                         INTERNATIONAL ACTIVE FUND             MONEY MARKET FUND

                                             SHARES        DOLLARS            SHARES        DOLLARS
                                             ------        -------            ------        -------
Shares sold. . . . . . . . . . . .        1,000,765    $10,007,821         2,008,633   $  2,008,633
Shares issued to shareholders in
  reinvestment of dividends. . . .               --             --            14,326         14,326
Shares redeemed. . . . . . . . . .               (8)           (81)             (257)          (257)
                                      -------------  -------------     -------------  -------------
Net increase . . . . . . . . . . .        1,000,757    $10,007,740         2,022,702   $  2,022,702
                                      -------------  -------------     -------------  -------------
                                      -------------  -------------     -------------  -------------

*  Commencement of investment operations.

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 1997, the outstanding forward exchange currency contracts, which contractually obligate the Trust to deliver currencies at a specified date, were as follows:

INTERNATIONAL ACTIVE FUND



                                   U.S. DOLLAR
                                     COST ON     U.S. DOLLAR      UNREALIZED
  CURRENCY  CURRENCY   SETTLEMENT  ORIGINATION     CURRENT       APPRECIATION/
  PURCHASED   SOLD        DATE         DATE         VALUE       (DEPRECIATION)
-------------------------------------------------------------------------------
    JPY       USD      07/16/1997  $  440,141     $  436,681       $  3,460



GLOSSARY OF TERMS
-----------------
JPY - Japanese Yen
USD - United States Dollar

                                PROVIDIAN SERIES TRUST

                                 --------------------

                           TRUSTEES AND EXECUTIVE OFFICERS

         Thomas J. Hartlage, TRUSTEE, CHIEF EXECUTIVE OFFICER AND PRESIDENT*
                                David L. Eager, TRUSTEE
                           Jesse A. Holshouser III, TRUSTEE
                            William T. Mills III, TRUSTEE
                                Kirk Buese, TRUSTEE *
                        Michael Ayers, CHIEF FINANCIAL OFFICER
                           Kimberly A. Scouller, SECRETARY
                                Steve Zeitz, TREASURER
                             Michael Herp, VICE PRESIDENT

                                 * INTERESTED TRUSTEE

                                 --------------------

                       Ernst & Young LLP, INDEPENDENT AUDITORS
                  Jorden Burt Berenson & Johnson LLP, LEGAL COUNSEL
               Providian Investment Advisors, Inc., INVESTMENT ADVISOR




--------------------------------------------------------------------------------
The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by current Trust and Separate Account prospectuses which contain important information concerning the Trust, the Company, and its current public offering of variable annuity contracts.
--------------------------------------------------------------------------------